                                                                Michele H. Abate
                                                       Associate General Counsel

Metropolitan Life Insurance Company
200 Park Avenue
New York, NY 10166

                                           March 7, 2016

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:   Paragon Separate Account B
      File No. 811-07534

Commissioners:

Annual reports dated December 31, 2015 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of Paragon Separate Account B of Metropolitan Life Insurance Company pursuant to
Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Annual reports for certain series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds) are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual reports for certain series of American Funds Insurance Series(R) are incorporated by reference as filed on Form N-CSR, CIK No. 0000729528, File No. 811-03857.

The Annual reports for certain portfolios of Deutsche Variable Series I are incorporated by reference as filed on Form N-CSR, CIK No. 0000764797, File No. 811-04257.

The Annual reports for certain portfolios of Deutsche Variable Series II are incorporated by reference as filed on Form N-CSR, CIK No. 0000810573, File No. 811-05002.

The Annual reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual reports for certain portfolios of Variable Insurance Products Fund II are incorporated by reference as filed on Form N-CSR, CIK No. 0000831016, File No. 811-05511.

The Annual report for the Mid Cap Portfolio of Variable Insurance Products Fund III is incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

The Annual report for the Real Estate Portfolio of Variable Insurance Products Fund IV is incorporated by reference as filed on Form N-CSR, CIK No. 0000720318, File No. 811-03759.

The Annual reports for certain portfolios of Variable Insurance Products Fund V are incorporated by reference as filed on Form N-CSR, CIK No. 0000823535, File No. 811-05361.

The Annual reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No. 811-03618.

The Annual reports for certain series of MFS(R) Variable Insurance Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000918571, File No. 811-08326.

The Annual reports for certain portfolios of MFS(R) Variable Insurance Trust II are incorporated by reference as filed on Form N-CSR, CIK No. 0000719269, File No. 811-03732.

The Annual reports for certain portfolios of Morgan Stanley Variable Investment Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000716716, File No. 811-03692.

The Annual reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

The Annual reports for certain portfolios of T. Rowe Price Equity Series, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000918294, File No. 811-07143.

The Annual report for the T. Rowe Price Limited-Term Bond Portfolio of T. Rowe Price Fixed Income Series, Inc. is incorporated by reference as filed on Form N-CSR, CIK No. 0000920467, File No. 811-07153.

The Annual reports for certain portfolios of The Universal Institutional Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001011378, File No. 811-07607


Sincerely,

/s/ Michele H. Abate

Michele H. Abate, Esq.
Associate General Counsel
Metropolitan Life Insurance Company